Leases - Right-of-use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	$ 1,131
Balance – End of period	2,387	$ 1,131
Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	1,105
Balance – End of period	2,387	1,105
Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	26
Balance – End of period	0	26
Costs
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	6,044	5,486
Additions (Amortization)	2,740	1,321
Modifications to and disposals of lease contracts	(2,035)	(390)
Effects of foreign exchange	428	(373)
Balance – End of period	7,177	6,044
Costs | Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	5,881	5,154
Additions (Amortization)	2,740	1,321
Modifications to and disposals of lease contracts	(1,864)	(236)
Effects of foreign exchange	420	(358)
Balance – End of period	7,177	5,881
Costs | Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	163	332
Additions (Amortization)	0	0
Modifications to and disposals of lease contracts	(171)	(154)
Effects of foreign exchange	8	(15)
Balance – End of period	0	163
Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(4,913)	(4,144)
Additions (Amortization)	(1,428)	(1,455)
Modifications to and disposals of lease contracts	(2,019)	(371)
Effects of foreign exchange	(468)	315
Balance – End of period	(4,790)	(4,913)
Accumulated amortization | Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(4,776)	(3,886)
Additions (Amortization)	(1,424)	(1,429)
Modifications to and disposals of lease contracts	(1,864)	(217)
Effects of foreign exchange	(454)	322
Balance – End of period	(4,790)	(4,776)
Accumulated amortization | Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(137)	(258)
Additions (Amortization)	(4)	(26)
Modifications to and disposals of lease contracts	(155)	(154)
Effects of foreign exchange	(14)	(7)
Balance – End of period	$ 0	$ (137)